TRADE RECEIVABLES AND OTHER	6 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
TRADE RECEIVABLES AND OTHER
NOTE 11 - TRADE RECEIVABLES AND OTHER
Trade receivables and other are comprised of the following:

	At June 30, 2020		At December 31, 2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	389	—	395
Impairment	—	(3)	—	(2)
Total trade receivables - net	—	386	—	393
Income tax receivables	34	9	35	22
Other taxes	—	17	—	35
Contract assets	31	1	16	2
Prepaid expenses	1	20	1	8
Other	8	18	8	14
Total other receivables	74	65	60	81
Total trade receivables and other	74	451	60	474

11.1 Contract assets

	At June 30, 2020		At December 31, 2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	14	—	16	—
Other	17	1	—	2
Total Contract assets	31	1	16	2

11.2 Aging
The aging of total trade receivables - net is as follows:

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Not past due	369	380
1 – 30 days past due	15	10
31 – 60 days past due	2	3
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	386	393

Impairment allowance
Revisions to the impairment allowance arising from changes in estimates are included as either an additional allowance or a reversal. An allowance was recognized for €0.4 million net during the six months ended June 30, 2020 (an allowance of €0.1 million was recognized during the six months ended June 30, 2019).
None of the other amounts included in Other receivables were deemed to be impaired.
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.
11.3 Currency concentration
The composition of the carrying amounts of total Trade receivables - net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Euro	158	126
U.S. Dollar	203	251
Swiss franc	14	3
Other currencies	11	13
Total trade receivables - net	386	393

11.4 Factoring arrangements
The Group factors trade receivables in France through factoring agreement with a third party for a maximum capacity of €255 million. This agreement matures on December 31, 2023.
The Group factors trade receivables in Germany, Switzerland and Czech Republic through factoring agreements with a third party for a maximum capacity of €150 million. These agreements mature on December 31, 2023. In addition, the Group sells receivables from one of its German customers under an uncommitted factoring facility whereby receivables sold are confirmed by the customer. In addition, Constellium Valais is party to an uncommitted factoring arrangement which provides for the sale of specific customer receivables.
Constellium Automotive USA LLC is party to a factoring agreement which provides for the sale of specific account receivables up to a maximum capacity of $25 million. This agreement matures on December 10, 2020.
Muscle Shoals is party to a factoring agreement that provides for the sale of specific trade receivables up to a maximum capacity of $300 million. This agreement matures on September 30, 2021.
Under the Group’s factoring agreements, most of the trade receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition under IFRS 9 - Financial Instruments, as the Group retains substantially all the associated risks and rewards.
Under the agreements, at June 30, 2020, the total carrying amount of the original assets factored is €506 million (December 31, 2019: €574 million) of which:

•
€390 million (December 31, 2019: €463 million) have been derecognized from the Unaudited Interim Consolidated Statement of Financial Position as the Group transferred substantially all of the associated risks and rewards to the factor;

•	€116 million (December 31, 2019: €111 million) were recognized on the Unaudited Condensed Interim Consolidated Statement of Financial Position.
There was a €7 million debt due to the factors relating to trade account receivables sold at June 30, 2020, and no debt at December 31, 2019.
Covenants
The factoring arrangements contain certain customary affirmative and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants.
The commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained.
The Group was in compliance with all applicable covenants at June 30, 2020 and December 31, 2019.